CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Amount drawn		$ 50,000	$ 50,000
Camino Rojo Project Loan
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount				$ 125,000
Amount drawn	$ 50,000	50,000	50,000	$ 25,000
Newmont Loan Camino Rojo Project [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Amount drawn		125,000	$ 75,000
Minimum | Camino Rojo Project Loan
Disclosure of risk management strategy related to hedge accounting [line items]
Working capital		$ 5,000